Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011
Sales:
Lease inventories and fleet	$ 24,276	$ 22,935	$ 47,998	$ 51,144
Manufactured units	7,731		7,731
Total sales revenue	32,007	22,935	55,729	51,144
Sales					108,341	92,687
Leasing	31,345	25,172	61,012	49,756	103,898	89,577
Revenues	63,352	48,107	116,741	100,900	212,239	182,264
Costs and expenses
Cost of sales (exclusive of the items shown separately below)	18,091	16,756	35,403	37,233	79,618	69,452
Manufactured units	6,549		6,549
Direct costs of leasing operations	11,397	10,065	22,381	19,952	41,585	35,906
Selling and general expenses	13,342	11,181	26,275	22,395	45,867	42,102
Impairment of goodwill						5,858
Depreciation and amortization	5,287	4,682	10,587	9,240	18,924	19,165
Operating income	8,686	5,423	15,546	12,080	26,245	9,781
Interest income	17	33	40	128	157	487
Interest expense	(2,630)	(2,888)	(5,855)	(6,290)	(12,743)	(20,293)
Foreign currency exchange gain (loss) and other	107	(764)	468	323
Foreign currency exchange gain and other					443	4,125
Total costs and expenses	(2,506)	(3,619)	(5,347)	(5,839)	(12,143)	(15,681)
Income (loss) before provision for income taxes	6,180	1,804	10,199	6,241	14,102	(5,900)
Provision for income taxes	2,349	686	3,876	2,372	5,360	2,958
Net income (loss)	3,831	1,118	6,323	3,869	8,742	(8,858)
Preferred stock dividends	(43)	(44)	(86)	(89)	(177)	(177)
Noncontrolling interest	(2,067)	(1,007)	(3,553)	(2,676)	(6,129)	(6,857)
Net income (loss) attributable to common stockholders	$ 1,721	$ 67	$ 2,684	$ 1,104	$ 2,436	$ (15,892)
Net income (loss) per common share:
Basic	$ 0.08	$ 0.00	$ 0.12	$ 0.05	$ 0.11	$ (0.72)
Diluted	$ 0.08	$ 0.00	$ 0.12	$ 0.05	$ 0.11	$ (0.72)
Weighted average shares outstanding:
Basic	22,026,631	22,013,299	22,025,690	22,013,299	22,013,401	22,013,299
Diluted	22,631,194	22,255,264	22,630,253	22,255,167	22,299,625	22,013,299